UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03143

Templeton Global Smaller Companies Fund
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 2/29/12

Item 1. Reports to Stockholders.

FEBRUARY 29, 2012

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

Sign up for electronic delivery
at franklintempleton.com/edelivery

GLOBAL

Templeton Global Smaller Companies Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · **Templeton** · Mutual Series

Semiannual Report

Templeton Global Smaller

Companies Fund

Your Fund’s Goal and Main Investments: Templeton Global Smaller Companies Fund

seeks to achieve long-term capital growth. Under normal market conditions, the Fund invests at least

80% of its net assets in equity securities of smaller companies located anywhere in the world.

This semiannual report for Templeton Global Smaller Companies Fund covers the period ended February 29, 2012.

Performance Overview

For the six months under review, Templeton Global Smaller Companies Fund –
Class A delivered a cumulative total return of +2.43%. The Fund underper-
formed the +7.38% total return of its new benchmark, the MSCI All Country
(AC) World Small Cap Index, which measures performance of small capital-
ization companies in global developed and emerging markets.1 The Fund also

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the
Fund’s Statement of Investments (SOI). The SOI begins on page 17.

Semiannual Report | 3

underperformed the +8.54% total return of its previous benchmark, the MSCI World Index, which measures stock market performance in global developed markets.1 The MSCI AC World Small Cap Index replaced the MSCI World Index because we believe it provides a better comparison to the Fund’s portfolio composition. Please note index performance information is provided for reference and we do not attempt to track the index but rather undertake investments on the basis of fundamental research. You can find the Fund’s long-term performance data in the Performance Summary.

Economic and Market Overview

Global stocks, as measured by the MSCI World Index, rose from their lowest levels in over a year to deliver solid gains for the six months under review, despite persistent concerns surrounding Europe’s fiscal crisis and a global economic slowdown. The period began amid elevated volatility as sovereign bond yields in Europe spiked to record levels and policymakers scrambled to contain the gathering debt crisis. Greek and Italian debt came under intense pressure, forcing the dissolution of their respective governments and installment of technocrat-led coalitions to oversee restructuring and austerity programs. Realizing the severity of the situation, many policymakers resumed their vigilance. The European Central Bank cut interest rates and expanded lending facilities through the introduction of its Long-Term Refinancing Operation, which provided more than 1 trillion euros (US$1.3 trillion) of low-cost capital to regional lenders in two separate auctions. Greece received its second bailout toward period-end, along with the painful provision of debt restructuring and austerity programs. Policymakers elsewhere also came to Europe’s aid, with the International Monetary Fund revamping its credit line and six global central banks agreeing to lower funding costs for Europe’s distressed lenders. In the U.S., the Federal Reserve Board initiated “Operation Twist,” a program that used the proceeds of short-dated bond sales to fund the purchase of longer dated issues in an effort to drive down key borrowing costs. In emerging markets, China and India encouraged loan growth by reducing the amount of capital banks are required to keep on hand, while Brazil cut interest rates three times during the review period.

The cumulative effect of these decisive policy moves was a period of stabilization that supported broad equity market gains. Resilient corporate earnings and generally improving economic data also fueled the rally, particularly in the U.S., where fourth quarter 2011 growth domestic product (GDP) grew a better-than-expected 3% annualized. Indicators ranging from home sales to unemployment claims to consumer confidence all improved toward period-end. Economic news elsewhere was mostly mixed. Fourth quarter GDP growth of 8.9% in China and 6.1% in India, while still robust in absolute

4 | Semiannual Report

terms, disappointed investor expectations and constituted the weakest eco-
nomic advances since 2009 for the world’s two most populous countries.2 In the eurozone, fourth quarter GDP contracted for the first time since 2009, registering -0.3% from the previous quarter.3 Such growth concerns generally pressured commodity prices, with the exception of oil, which approached record highs due to fears geopolitical developments in the Middle East could strangle supply. Meanwhile, a relatively better near-term growth outlook in the U.S. helped flatten the Treasury yield curve and supported the dollar’s rally against the euro and yen.

Investment Strategy

At Templeton, when choosing investments for this Fund, we take a bottom-
up, value-oriented, long-term approach, focusing on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow growth potential. We also consider the company’s price/earnings ratio, profit margins and liquidation value.

Manager’s Discussion

Several holdings performed well during the six-month period under review.
U.S.-based LeapFrog Enterprises is a leading, technology-based educational toy and product maker focused on young children. LeapFrog’s well-known brand name is synonymous with electronic learning, in our opinion, and the company maintains a solid balance sheet. Its shares benefited from strong earnings growth that exceeded analysts’ expectations. We believe the com-
pany, which has successfully restructured and significantly cut costs over the past few years, offers attractive growth potential.

Sonic Automotive is the third-largest automotive retailer in the U.S. The company’s strong revenue growth contributed to share price appreciation.
We believe Sonic’s improved debt profile, strong operating ratios and high-
quality of its franchise portfolio could continue to enhance the company’s performance versus that of its competitors.

Hibbett Sports is an industry-leading U.S. sporting goods retailer with a competitive position. During the period, Hibbett enjoyed solid sales and margin performance, which drove its share price higher. The company fills a market niche by focusing expansion in U.S. counties with smaller popula-
tions and serving as the primary, full-priced distribution outlet for premium

2. Sources: National Bureau of Statistics (China); India Central Statistical Organization.
3. Source: Eurostat.

Semiannual Report | 5

branded vendors. In our opinion, this low-cost, small market focus provided insulation from competition and contributed to strong sales growth, operating profits and return on capital.

Certain positions underperformed during the period under review. U.S.-based Savient is a specialty biopharmaceutical company focusing on niche markets. Its shares declined following a disappointing sales launch of its gout drug, Krystexxa, due to delayed approval for reimbursement by Medicare and Medicaid and a lack of physician training and awareness regarding the drug’s unique benefits. Krystexxa has since been approved for reimbursement, and Savient strengthened efforts to educate physicians on the drug’s safety and efficacy. Krystexxa’s commercialization is at an early stage, and we believe the potential for this drug to treat an unmet medical need was not fairly reflected in the stock’s valuation.

U.S.-based K-Swiss designs, develops and markets athletic footwear for sports use, fitness activities and casual wear. Its share price fell during the period due to weak sales and margins, as well as news of a planned heavy marketing campaign that prompted analysts to reduce short-term earnings estimates. We believe the company’s new product range could benefit margins and lead to improved share-price performance.

Vectura is a U.K.-based, emerging biotechnology company focused on developing inhalers and formulating drugs for lung disease treatments. Despite Vectura’s disappointing short-term performance, we believe the company is well positioned to benefit from opportunities in the asthma market. Our analysis shows that unlike many small-cap biotechnology firms, where most of the value usually resides in a single, higher risk product or technology platform, Vectura is well capitalized, receives predictable royalty streams and has strategies to advance its product development without increasing research and development expenditures. In our view, Vectura represents a combination of predictable existing income and a well-capitalized balance sheet, and it possesses strong potential for future growth.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended February 29, 2012, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s investment primarily in securities with non-U.S. currency exposure.

6 | Semiannual Report

Thank you for your continued participation in Templeton Global Smaller
Companies Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 29, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reli-
able, but the investment manager makes no representation or warranty as to their completeness or accuracy.
Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 7

Performance Summary as of 2/29/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

8 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC)
declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Semiannual Report | 9

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctu-
ations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. In addition, smaller company stocks have historically exhibited greater price volatility than large-company stocks, particularly over the short term. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

10 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is use-
ful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher.
Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.41%; B: 2.16%; C: 2.16%; and
Advisor: 1.16%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

12 | Semiannual Report

Templeton Global Smaller Companies Fund

Financial Highlights

Class A	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011	2010	2009	2008	2007
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$6.61	$6.06	$5.42	$6.97	$10.13	$ 9.09
Income from investment operations[a]:						
Net investment income[b]	0.01	0.06	0.01	0.06	0.07	0.06
Net realized and unrealized gains (losses)	0.15	0.51	0.70	(0.98)	(2.27)	2.13
Total from investment operations	0.16	0.57	0.71	(0.92)	(2.20)	2.19
Less distributions from:						
Net investment income	(0.06)	(0.02)	(0.07)	(0.09)	(0.10)	(0.12)
Net realized gains	—	—	—	(0.54)	(0.86)	(1.03)
Total distributions	(0.06)	(0.02)	(0.07)	(0.63)	(0.96)	(1.15)
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$6.71	$6.61	$6.06	$5.42	$ 6.97	$10.13
Total return[e]	2.43%	9.31%	13.11%	(8.08)%	(23.88)%	26.52%
Ratios to average net assets[f]						
Expenses	1.41%	1.35%[g]	1.39%[g]	1.49%[g]	1.35%[g]	1.32%[g]
Net investment income	0.39%	0.80%	0.23%	1.47%	0.93%	0.68%
Supplemental data						
Net assets, end of period (000's)	$798,469	$833,869	$816,589	$732,847	$936,192	$1,470,895
Portfolio turnover rate	10.99%	23.31%	22.33%	31.29%	17.46%	28.07%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Smaller Companies Fund

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Templeton Global Smaller Companies Fund

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Smaller Companies Fund

Statement of Investments, February 29, 2012 (unaudited)

Semiannual Report | 17

Templeton Global Smaller Companies Fund

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

	Industry	Shares	Value
Common Stocks (continued)			
Hong Kong 2.8%			
Asia Satellite Telecommunications Holdings Ltd.	Diversified Telecommunication Services	2,385,000	$ 5,750,285
Dah Sing Financial Group	Commercial Banks	1,388,000	5,485,034
Giordano International Ltd.	Specialty Retail	3,771,348	3,034,175
Hung Hing Printing Group Ltd.	Containers & Packaging	15,235,058	3,123,206
Techtronic Industries Co. Ltd.	Household Durables	7,398,000	8,946,982
			26,339,682
India 0.0%[†]			
HCL Infosystems Ltd.	IT Services	163,199	146,052
Italy 0.6%			
Azimut Holding SpA	Capital Markets	631,173	5,893,907
Japan 8.4%			
Asahi Co. Ltd.	Specialty Retail	351,900	6,620,180
Descente Ltd.	Textiles, Apparel & Luxury Goods	2,333,000	11,998,696
[a]en-japan Inc.	Professional Services	16	16,694
Keihin Corp.	Auto Components	292,700	5,895,416
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	353,810	17,108,253
Megane TOP Co. Ltd.	Specialty Retail	684,603	6,932,369
MEITEC Corp.	Professional Services	445,100	8,964,979
Nissan Shatai Co. Ltd.	Auto Components	409,100	4,132,527
Nissin Kogyo Co. Ltd.	Auto Components	360,670	6,084,018
Shinko Plantech Co. Ltd.	Energy Equipment & Services	1,065,800	9,363,041
Tokai Rika Co. Ltd.	Auto Components	163,500	2,870,680
			79,986,853
Netherlands 5.7%			
Aalberts Industries NV	Machinery	451,211	9,130,074
Accell Group NV	Leisure Equipment & Products	360,708	8,144,460
Arcadis NV	Construction & Engineering	269,560	4,901,454
Mediq NV	Health Care Providers & Services	887,570	14,406,715
TKH Group NV	Communications Equipment	559,449	13,052,914
USG People NV	Professional Services	521,736	5,296,629
			54,932,246
Norway 0.6%			
Tomra Systems ASA	Commercial Services & Supplies	715,996	5,954,255
Singapore 0.1%			
[a]Huan Hsin Holdings Ltd.	Electronic Equipment, Instruments & Components	5,859,000	505,732
South Korea 6.1%			
BS Financial Group Inc.	Diversified Financial Services	1,575,470	19,635,314
DGB Financial Group Inc.	Commercial Banks	840,880	11,306,391
KIWOOM Securities Co. Ltd.	Capital Markets	79,940	4,927,955
Mirae Asset Securities Co. Ltd.	Capital Markets	105,010	3,743,321

18 | Semiannual Report

Templeton Global Smaller Companies Fund

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

	Industry	Shares	Value
Common Stocks (continued)			
South Korea (continued)			
Sindoh Co. Ltd.	Office Electronics	177,899	$ 8,423,700
Youngone Corp.	Textiles, Apparel & Luxury Goods	488,818	10,612,237
			58,648,918
Spain 3.0%			
Construcciones y Auxiliar de Ferrocarriles SA	Machinery	21,862	11,752,332
Melia Hotels International SA	Hotels, Restaurants & Leisure	1,008,774	7,007,854
Tecnicas Reunidas SA	Energy Equipment & Services	241,169	9,711,727
			28,471,913
Sweden 0.0%			
[a,b] D. Carnegie & Co. AB	Capital Markets	2,352,546	—
Switzerland 3.6%			
[a] Panalpina Welttransport Holding AG	Air Freight & Logistics	160,330	19,404,405
Verwaltungs-und Privat-Bank AG	Capital Markets	75,518	6,802,671
Vontobel Holding AG	Capital Markets	339,088	8,638,827
			34,845,903
Taiwan 2.7%			
D-Link Corp.	Communications Equipment	5,902,930	4,629,080
Giant Manufacturing Co. Ltd.	Leisure Equipment & Products	2,165,311	9,318,948
[a] Ta Chong Bank Ltd.	Commercial Banks	30,045,400	12,266,349
			26,214,377
Thailand 2.7%			
Bank of Ayudhya PCL, fgn.	Commercial Banks	14,331,240	12,074,852
Glow Energy PCL, fgn.	Independent Power Producers & Energy Traders	7,535,796	13,361,779
			25,436,631
Turkey 0.6%			
Aygaz AS	Gas Utilities	981,785	5,272,835
United Kingdom 12.7%			
Bellway PLC	Household Durables	1,038,620	13,470,707
Bodycote PLC	Machinery	2,534,556	16,959,540
Bovis Homes Group PLC	Household Durables	1,583,770	12,787,070
Fiberweb PLC	Personal Products	10,151,530	9,710,229
Greggs PLC	Food Products	1,321,000	11,490,383
Henderson Group PLC	Capital Markets	6,453,646	12,253,791
Laird PLC	Electronic Equipment, Instruments & Components	4,618,650	12,752,125
Persimmon PLC	Household Durables	2,104,157	22,595,648
UBM PLC	Media	556,370	5,166,941
[a] Vectura Group PLC	Pharmaceuticals	4,810,990	4,372,236
			121,558,670

Semiannual Report | 19

Templeton Global Smaller Companies Fund

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

	Industry	Shares	Value
Common Stocks (continued)			
United States 20.4%			
AllianceBernstein Holding LP	Capital Markets	1,021,855	$ 14,305,970
Arkansas Best Corp.	Road & Rail	809,370	14,406,786
Heidrick & Struggles International Inc.	Professional Services	179,760	3,652,723
[a] Hibbett Sports Inc.	Specialty Retail	409,990	20,069,011
[a] Investment Technology Group Inc.	Capital Markets	959,320	11,032,180
JAKKS Pacific Inc.	Leisure Equipment & Products	983,320	15,270,960
Janus Capital Group Inc.	Capital Markets	1,406,880	12,408,682
[a] K-Swiss Inc., A	Textiles, Apparel & Luxury Goods	1,293,330	4,306,789
[a,c] Leapfrog Enterprises Inc.	Leisure Equipment & Products	4,121,930	28,977,168
[a,d] Savient Pharmaceuticals Inc.	Biotechnology	1,136,420	2,284,204
[a] Sealy Corp.	Household Durables	3,655,420	6,287,322
Sonic Automotive Inc.	Specialty Retail	283,565	4,857,468
Spartan Stores Inc.	Food & Staples Retailing	751,410	13,405,154
[a] Tutor Perini Corp.	Construction & Engineering	1,023,520	16,151,146
[a] VASCO Data Security International Inc.	Software	1,010,230	9,132,479
[a] Websense Inc.	Software	344,425	6,203,094
[a,c] West Marine Inc.	Specialty Retail	1,235,180	13,092,908
			195,844,044
Total Common Stocks (Cost $846,541,712)			910,450,563
		Principal Amount	
Short Term Investments 4.9%			
U.S. Government and Agency Securities (Cost $45,099,999) 4.7%			
United States 4.7%			
[e] FHLB, 3/01/12		$45,100,000	45,100,000
Total Investments before Money Market Funds (Cost $891,641,711)			955,550,563
		Shares	
[f] **Investments from Cash Collateral Received for Loaned Securities (Cost $2,448,945) 0.2%**			
Money Market Funds 0.2%			
United States 0.2%			
[g] BNY Mellon Overnight Government Fund, 0.134%		2,448,945	2,448,945
Total Investments (Cost $894,090,656) 100.0%			957,999,508
Other Assets, less Liabilities (0.0)%[†]			(331,364)
Net Assets 100.0%			$957,668,144

20 | Semiannual Report

Templeton Global Smaller Companies Fund

Statement of Investments, February 29, 2012 (unaudited) (continued)

See Abbreviations on page 35.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days.
cSee Note 8 regarding holdings of 5% voting securities.
dA portion or all of the security is on loan at February 29, 2012. See Note 1(c).
eThe security is traded on a discount basis with no stated coupon rate.
fSee Note 1(c) regarding securities on loan.
gThe rate shown is the annualized seven-day yield at period end.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

Templeton Global Smaller Companies Fund

Financial Statements

Statement of Assets and Liabilities
February 29, 2012 (unaudited)

Assets:	
Investments in securities:	
Cost - Unaffiliated issuers	$ 841,224,680
Cost - Non-controlled affiliated issuers (Note 8)	52,865,976
Total cost of investments	$ 894,090,656
Value - Unaffiliated issuers	$ 915,929,432
Value - Non-controlled affiliated issuers (Note 8)	42,070,076
Total value of investments (includes securities loaned in the amount $2,187,724)	957,999,508
Cash	21,794
Foreign currency, at value (cost $27,978)	27,880
Receivables:	
Investment securities sold	958,747
Capital shares sold	1,234,728
Dividends	2,372,761
Other assets	849,101
Total assets	963,464,519
Liabilities:	
Payables:	
Investment securities purchased	866,180
Capital shares redeemed	1,160,425
Affiliates	924,913
Payable upon return of securities loaned	2,448,945
Accrued expenses and other liabilities	395,912
Total liabilities	5,796,375
Net assets, at value	$ 957,668,144
Net assets consist of:	
Paid-in capital	$1,037,160,127
Undistributed net investment income	2,609,638
Net unrealized appreciation (depreciation)	63,915,093
Accumulated net realized gain (loss)	(146,016,714)
Net assets, at value	$ 957,668,144

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Smaller Companies Fund

Financial Statements *(continued)*

Statement of Assets and Liabilities *(continued)*

February 29, 2012 (unaudited)

Class A:	
Net assets, at value	$ 798,469,451
Shares outstanding	119,007,666
Net asset value per share[a]	$6.71
Maximum offering price per share (net asset value per share ÷ 94.25%)	$7.12
Class B:	
Net assets, at value	$ 1,169,957
Shares outstanding	183,633
Net asset value and maximum offering price per share[a]	$6.37
Class C:	
Net assets, at value	$ 38,226,242
Shares outstanding	5,882,733
Net asset value and maximum offering price per share[a]	$6.50
Advisor Class:	
Net assets, at value	$ 119,802,494
Shares outstanding	17,816,153
Net asset value and maximum offering price per share	$6.72

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

Templeton Global Smaller Companies Fund

Financial Statements (continued)

Statement of Operations
for the six months ended February 29, 2012 (unaudited)

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Smaller Companies Fund

Financial Statements (continued)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 25

Templeton Global Smaller Companies Fund

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values,

26 | Semiannual Report

Templeton Global Smaller Companies Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Semiannual Report | 27

Templeton Global Smaller Companies Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Lending

The Fund participates in an agency based securities lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a non-registered money fund as indicated on the Statement of Investments. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

d. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of February 29, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

28 | Semiannual Report

Templeton Global Smaller Companies Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

Semiannual Report | 29

Templeton Global Smaller Companies Fund

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At February 29, 2012, there were an unlimited number of shares authorized (without par value).
Transactions in the Fund’s shares were as follows:

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

30 | Semiannual Report

Templeton Global Smaller Companies Fund

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund pays an investment management fee to FTIC based on the average daily net assets of the Fund as follows:

Under a subadvisory agreement, TIC, an affiliate of FTIC, provides subadvisory services to the
Fund. The subadvisory fee is paid by FTIC based on the average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the
Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class B and C compensation distribution plans, the Fund pays
Distributors for costs incurred in connection with the servicing, sale and distribution of the
Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Semiannual Report | 31

Templeton Global Smaller Companies Fund

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (continued)

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

e. Transfer Agent Fees

For the period ended February 29, 2012, the Fund paid transfer agent fees of $924,884, of which $486,551 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 29, 2012, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At
August 31, 2011, the Fund had tax basis capital losses of $108,062,968 expiring in 2018. During the year ended August 31, 2011, the Fund utilized $54,484,822 of capital loss carryforwards.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permit-
ted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

At February 29, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Templeton Global Smaller Companies Fund

Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES (continued)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign invest-
ment company shares, payments-in-kind, and corporate actions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended
February 29, 2012, aggregated $97,812,328 and $172,773,360, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associ-
ated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility.
In addition, certain foreign securities may not be as liquid as U.S. securities.

8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended February 29, 2012, were as shown below.

9. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on
January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusu-
ally large redemption requests.

Semiannual Report | 33

Templeton Global Smaller Companies Fund

Notes to Financial Statements (unaudited) (continued)

9. CREDIT FACILITY (continued)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global
Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global
Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended February 29, 2012, the Fund did not use the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are sum-
marized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s assets and liabilities carried at fair value:

34 | Semiannual Report

Templeton Global Smaller Companies Fund

Notes to Financial Statements (unaudited) (continued)

11. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards
Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve
Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The
amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted
Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

12. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Semiannual Report | 35

Templeton Global Smaller Companies Fund

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies)
that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, share-
holders may request copies of the Policies free of charge by calling the Proxy Group collect at
(954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC,
300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent
12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference Room may be obtained by calling
(800) SEC-0330.

36 | Semiannual Report

Item 2. Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.
(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.

There have been no significant changes in

the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL SMALLER COMPANIES FUND

By /s/ LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer -
Finance and Administration
Date: April 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer -
Finance and Administration
Date: April 26, 2012

By /s/ MARK H. OTANI
Mark H. Otani
Chief Financial Officer and
Chief Accounting Officer
Date: April 26, 2012